Merger and Issuance of Common Stock to Terra Offshore REIT - Narratives - Net loss on Obligations Under Participation Agreement (Details) $ in Millions	3 Months Ended
Mar. 31, 2020 USD ($)
Business Combination, Separately Recognized Transactions [Line Items]
Net loss recognized	$ 0.3